CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 108,727	$ 426,326	$ 349,563
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	36,155	32,122	28,642
Amortization of intangible assets and lease right-of-use assets	19,611	9,110	4,560
Amortization of convertible debt and senior notes issuance cost (Note 21)	4,803	4,140	690
Stock-based compensation	121,871	95,069	91,387
Provision for allowance for doubtful accounts	50,313	15,424	8,465
Provision for allowance of financing receivables	20,755
Deferred tax (benefits) provision	46,802	33,560	(3,214)
Loss (income) from equity method investments, net	(24)	(1,120)	16,070
Fair value changes through earnings on investments, net (Note 5)	(165,295)	(96,533)
Dividends received from equity method investments	2,706	4,236	7,680
Realized loss (gain) on investments	2,410	(2,729)	(132,007)
Investment related impairment	342,049	81,281	122,970
Goodwill and acquired intangibles impairment (Note 8)		23,245
Foreign exchange loss		32
Gain on disposal of property and equipment	(353)	(249)	(178)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(143,536)	(281,955)	(61,339)
Prepaid expenses and other current assets	(21,107)	(39,127)	(15,578)
Other assets	110	(9,440)	(1,008)
Accounts payable	1,409	49,649	15,963
Amount due to customers	25,943	(119,119)	(25,155)
Accrued expenses and other current liabilities	290,579	68,590	113,983
Income taxes payable	14,023	17,029	58,825
Deferred revenues	(4,162)	1,495	15,973
Operating lease liabilities	(10,715)
Others	944	1	(2)
Net cash provided by operating activities	744,018	311,037	596,290
Cash flows from investing activities:
Purchases of short-term investments	(1,231,893)	(2,357,346)	(2,140,946)
Maturities of short-term investments	1,076,362	2,933,641	1,166,184
Financing receivables originated	(849,428)
Principal collection on financing receivables	595,734
Cash paid for business combination, net of cash acquired (Note 6)	(270)	(47,042)	242
Purchases of property and equipment	(29,924)	(46,451)	(44,907)
Purchases of land use rights		(216,050)
Cash paid (including prepayments) on long-term investments	(885,962)	(1,008,444)	(150,448)
RMB deposit received from (repaid to) E-House (Note 5)			(135,386)
Consideration received from E-House for share exchange with Leju (Note 5)			127,600
Repayment from a third party			21,000
Proceeds from disposal of investments or refund of prepayment on long-term investments	148,748	293,459	168,486
Others	375	324	228
Net cash used in investing activities	(1,176,258)	(447,909)	(987,947)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	283	2,305	3,220
Proceeds from issuance of shares to New Wave, a related party (Note 18)			7
Proceeds received from non-controlling interests shareholders	385		20,330
Cash paid for purchase of non-controlling interests in subsidiary	(5,403)	(1,792)	(1,844)
Proceeds from issuance of Weibo convertible senior notes, net of issuance cost (Note 21)			879,293
Proceeds from issuance of Weibo senior notes, net of issuance cost (Note 21)	793,325
Repayment of senior convertible notes of SINA (Note 21)		(153,085)
Repurchase of ordinary shares (Note 21)	(61,691)	(249,263)	(47,624)
Proceeds from short-term bank loans	114,691	143,873	87,560
Repayment of short-term bank loans	(111,505)	(150,552)	(33,733)
Proceeds from third-party loans	2,061
Repayment of third-party loans			(20,239)
Proceeds from funding debts	216,332
Repayment of principal on funding debts	(15,234)
Net cash provided by (used in) financing activities	933,244	(408,514)	886,970
Effect of exchange rate change on cash, cash equivalents and restricted cash	(7,807)	(18,485)	62,459
Net increase (decrease) in cash, cash equivalent and restricted cash	493,197	(563,871)	557,772
Cash, cash equivalents and restricted cash at the beginning of the year	1,642,832	2,206,703	1,648,931
Cash, cash equivalents and restricted cash at the end of the year	2,136,029	1,642,832	2,206,703
Supplemental disclosures:
Cash paid for income taxes	(85,090)	(77,937)	(17,313)
Cash paid for interest, net of amounts capitalized	(15,319)	(16,836)	(1,987)
Cash paid for amounts included in the measurement of lease liabilities	(13,543)
Operating lease assets obtained in exchange for operating lease liabilities	2,035
Non-cash investing and financing activities
In-kind distribution of Weibo's shares (Note 18)			554,016
Unpaid consideration for acquisitions	54	10,055	5,704
Consideration settled for acquisitions (Note 6)	(10,000)
Changes in account payable related to property and equipment addition	$ (642)	$ (395)	$ (12,369)